TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES
TRADE RECEIVABLES
NOTE 8:-	TRADE RECEIVABLES

	December 31,
	2022	2021
Accounts receivable (1)	7,596	7,959
Other	201	203
Allowance for doubtful accounts	—	(32)

	7,797	8,130
(1)	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2022 and 2021, there were no material billed receivables that were past due.